Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000248668 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248668 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000248668 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248668 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248668 | FR_B01NPJ900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248668 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248668 | FR_610018905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248668 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248668 | FR_626167902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248668 | FR_B0166K905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248668 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000248668 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000248668 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000248668 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000248668 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248668 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000248668 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248668 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248668 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248668 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248668 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248668 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000247879 | FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | FR_45784P101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | FR_90353W103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | FR_426281101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247879 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247879 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000247879 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247879 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000247879 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247879 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000247879 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247879 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247879 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247880 | FR_457730109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FR_221006109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FR_89377M109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | FR_80689H102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247880 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247880 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000247880 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247880 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247880 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247880 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000247880 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247880 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247880 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112567 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000112567 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112567 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112567 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112567 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112567 | FR_BKPQZT900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112567 | FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112567 | FR_BP3R28903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112567 | FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112567 | FR_B0J2D4903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112567 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112567 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000112567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112567 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112567 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112567 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112567 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112567 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112567 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000112567 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112567 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145138 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145138 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000145138 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145138 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145138 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000145138 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145138 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145138 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000145138 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000145138 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000145138 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145138 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145138 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145138 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145138 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145138 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145138 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145138 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000042129 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000042129 | FR_268236908
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042129 | FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042129 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000042129 | FR_219628005
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042129 | FR_B09N7M905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042129 | FR_622657906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042129 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042129 | FR_ACI00AD24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042129 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042129 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000042129 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000042129 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042129 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000042129 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000042129 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000042129 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042129 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000042129 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042129 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042129 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042129 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202064 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202064 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202064 | FR_670625904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202064 | FR_BWGCFG905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202064 | FR_629090903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | FR_622487908
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | FR_B2Q14Z904
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | FR_B030GJ908
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | FR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | FR_B2QKXW907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202064 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000202064 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000202064 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000202064 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202064 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202064 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202064 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000202064 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202064 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000202064 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202064 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000128625 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128625 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128625 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000128625 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128625 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128625 | FR_698833902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128625 | FR_642040901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | FR_B1685L903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | FR_610047904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | FR_613340900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128625 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000128625 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128625 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000128625 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128625 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000128625 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000128625 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000128625 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128625 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128625 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128625 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128625 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000053725 | FR_B409HQ907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053725 | FR_611348905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053725 | FR_BDVPYN905
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053725 | FR_ACI0HD305
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053725 | FR_614057909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053725 | FR_BMP385909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | FR_B0CGYD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | FR_B3KFW1901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | FR_635249907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000053725 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000053725 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000053725 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053725 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053725 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000053725 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000053725 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053725 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000053725 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053725 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053725 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000053725 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069425 | FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069425 | FR_BMD8KX906
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069425 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069425 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069425 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069425 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069425 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069425 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069425 | FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069425 | FR_405780909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069425 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000069425 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000069425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000069425 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069425 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069425 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000069425 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069425 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069425 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069425 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151994 | FR_ACI0JRQR8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000151994 | FR_B1VP0K904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151994 | FR_BYMD5K904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151994 | FR_758255905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151994 | FR_ACI01TKW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | FR_510866908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151994 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | FR_549913903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | FR_BNGNB7905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | FR_547400903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000151994 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000151994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151994 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000151994 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000151994 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000151994 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151994 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000151994 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141114 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141114 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141114 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141114 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141114 | FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141114 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141114 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141114 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141114 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141114 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000141114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000141114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000141114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000141114 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141114 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141114 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141114 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033636 | FR_BF20GN907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033636 | FR_466514908
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_066409905
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_461275901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_440776904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_BND88V902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_BBT3PS900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_ACI0854F8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | FR_B1WP65900
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | FR_550478903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000033636 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033636 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000033636 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033636 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033636 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033636 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000033636 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033636 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033636 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033636 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033636 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033619 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033619 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033619 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033619 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033619 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033619 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033619 | FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033619 | FR_461785909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033619 | FR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033619 | FR_045449907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033619 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033619 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000033619 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033619 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033619 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033619 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033619 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033619 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000033619 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033619 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033619 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033619 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033619 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033635 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033635 | FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033635 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033635 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033635 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033635 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033635 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033635 | FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033635 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033635 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000033635 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033635 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033635 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033635 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000033635 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033635 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033635 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033635 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033635 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033635 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033635 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033635 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000057625 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000057625 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057625 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057625 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057625 | FR_B01NPJ900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057625 | FR_610018905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057625 | FR_ACI00AD24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057625 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057625 | FR_613936905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057625 | FR_B037HF900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057625 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000057625 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000057625 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057625 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000057625 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000057625 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000057625 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000057625 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057625 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057625 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057625 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057625 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000033627 | FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033627 | FR_ACI0054Q2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033627 | FR_598381903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033627 | FR_028758902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033627 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033627 | FR_613210004
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033627 | FR_ACI00MQT5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033627 | FR_687044008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033627 | FR_BKFB1C908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033627 | FR_709732903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033627 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000033627 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033627 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033627 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033627 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033627 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033627 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033627 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000033627 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033627 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033627 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033627 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033627 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033626 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033626 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033626 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | FR_028758902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033626 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033626 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000033626 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033626 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000033626 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033626 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033626 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033626 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000033626 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033626 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033626 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033626 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033626 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135785 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135785 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135785 | FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135785 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135785 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135785 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135785 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135785 | FR_461785909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135785 | FR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135785 | FR_045449907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000135785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000135785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000135785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000135785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000135785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000135785 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033633 | FR_BMD8KX906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | FR_028758902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033633 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033633 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033633 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | FR_714456902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033633 | FR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033633 | FR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033633 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033633 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000033633 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033633 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000033633 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033633 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033633 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033633 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033633 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033633 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033633 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033633 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033633 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033633 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033622 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033622 | FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033622 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033622 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033622 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033622 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033622 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000033622 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033622 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033622 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033622 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033622 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033622 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033622 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033622 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033622 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033622 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033622 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | FR_ACI0JRQR8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | FR_BYZR01906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | FR_595607904
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | FR_BYWR0T908
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | FR_457481000
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | FR_643532005
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | FR_643655004
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | FR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | FR_607580909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | FR_BLZH0Z901
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000033623 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033623 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033623 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033623 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033623 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033623 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000033623 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033623 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033623 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033623 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033623 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000202067 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | FR_B5LTM9909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202067 | FR_666010004
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202067 | FR_601490006
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202067 | FR_614168904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | FR_689746006
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | FR_B2Q4CR907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | FR_649955002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | FR_637186909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | FR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000202067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000202067 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000202067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000202067 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000202067 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202067 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166521 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166521 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166521 | FR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166521 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166521 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166521 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166521 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166521 | FR_461785909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166521 | FR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166521 | FR_045449907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000166521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000166521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000166521 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166521 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166521 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | FR_B1WP65900
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | FR_ACI0W90G5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033624 | FR_BMFDP2906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033624 | FR_ACI0LPHJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033624 | FR_572812907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033624 | FR_B156T5907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033624 | FR_BF4HYT905
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033624 | FR_417798907
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | FR_B01C7R906
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | FR_635670003
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000033624 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033624 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033624 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033624 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033624 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033624 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000033624 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033624 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033624 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033624 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033624 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033624 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033618 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033618 | FR_647453901
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033618 | FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033618 | FR_659678007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033618 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033618 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033618 | FR_680458007
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033618 | FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033618 | FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033618 | FR_651312902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033618 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033618 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000033618 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000033618 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033618 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033618 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000033618 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000033618 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033618 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033618 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033618 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000127778 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127778 | FR_625062005
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127778 | FR_602730004
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127778 | FR_690018007
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127778 | FR_639808005
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127778 | FR_668953904
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | FR_659734008
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | FR_664266004
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | FR_661964007
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | FR_689430007
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127778 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000127778 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000127778 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127778 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000127778 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000127778 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000127778 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127778 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127778 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127778 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127778 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000033620 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033620 | FR_625062005
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | FR_602730004
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | FR_690018007
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | FR_639808005
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | FR_668953904
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | FR_659734008
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | FR_664266004
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | FR_661964007
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | FR_689430007
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033620 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000033620 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033620 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033620 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033620 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000033620 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000033620 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033620 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033620 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033620 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033620 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033620 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042148 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042148 | FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042148 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042148 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042148 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000042148 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042148 | FR_015271109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042148 | FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042148 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042148 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042148 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042148 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042148 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042148 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042148 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000042148 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033625 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033625 | FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033625 | FR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033625 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033625 | FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | FR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033625 | FR_962166104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033625 | FR_34959J108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033625 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000033625 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033625 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033625 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000033625 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033625 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033625 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000033625 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000033625 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033625 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033625 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033625 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033625 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033628 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033628 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033628 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033628 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033628 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033628 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033628 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033628 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033628 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033628 | FR_911312106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033628 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000033628 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033628 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033628 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000033628 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000033628 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033628 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033628 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033628 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033628 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033628 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033628 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033630 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033630 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033630 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033630 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033630 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033630 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033630 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033630 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033630 | FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033630 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033630 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000033630 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000033630 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033630 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033630 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033630 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033630 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000033630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033630 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033630 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033630 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000042151 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042151 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042151 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000042151 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042151 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042151 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000042151 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042151 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042151 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000042151 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042151 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000042151 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000042151 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000042151 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000042151 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000042151 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042151 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000042151 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000042151 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042151 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000042151 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042151 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042151 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033631 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033631 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | FR_460146103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033631 | FR_723484101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033631 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000033631 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033631 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033631 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033631 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033631 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033631 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033631 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033631 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033631 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033631 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033631 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042152 | FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042152 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042152 | FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_02376R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042152 | FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042152 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000042152 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000042152 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000042152 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000042152 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042152 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000042152 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000042152 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000042152 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042152 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042152 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000042152 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042152 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189527 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189527 | FR_92343E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189527 | FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000189527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000189527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000189527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000189527 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189527 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189527 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000126584 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126584 | FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126584 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000126584 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126584 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126584 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126584 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126584 | FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126584 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126584 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126584 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000126584 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000126584 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000126584 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126584 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000126584 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126584 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000126584 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000126584 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126584 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000126584 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126584 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239901 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000239901 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000239901 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239901 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000239901 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000239901 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000239901 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000239901 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239901 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239901 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239901 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000239901 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000239901 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000239901 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239901 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239901 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239901 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239901 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000239901 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000239901 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033632 | FR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033632 | FR_26884U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | FR_87240R107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | FR_018522300
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | FR_11135E203
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | FR_810186106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | FR_19239V302
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | FR_927959106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000033632 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033632 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033632 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033632 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033632 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033632 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000033632 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033632 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033632 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033632 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033632 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033632 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000042153 | FR_550241103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042153 | FR_128030202
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042153 | FR_872657101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042153 | FR_52736R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | FR_018581108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | FR_871332102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | FR_088929104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | FR_92645B103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | FR_67098H104
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | FR_655664100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000042153 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000042153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000042153 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042153 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000042153 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000042153 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000042153 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042153 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000042153 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042153 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042153 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126585 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126585 | FR_927959106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | FR_92645B103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126585 | FR_928254101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126585 | FR_78442P106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | FR_57164Y107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | FR_93148P102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | FR_968223206
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000126585 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000126585 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126585 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000126585 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126585 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000126585 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126585 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000126585 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126585 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126585 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126585 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033617 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033617 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033617 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033617 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033617 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033617 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033617 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033617 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033617 | FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033617 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000033617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000033617 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000033617 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000033617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033617 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033617 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033617 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000042125 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042125 | FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042125 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042125 | FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042125 | FR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042125 | FR_35137L105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042125 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042125 | FR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042125 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042125 | FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042125 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000042125 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000042125 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000042125 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000042125 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000042125 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042125 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000042125 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000042125 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042125 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042125 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042125 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%